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ASSURANCE AND ADVISORY
BUSINESS SERVICES
--------------------------------------------------------------------------------

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                  TROON PARTNERS, L.P.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                          [LOGO]

                                                                   ERNST & YOUNG
--------------------------------------------------------------------------------

                                                                   ERNST & YOUNG

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                    CONTENTS


Report of Independent Auditors................................................ 1

Statement of Assets, Liabilities and Partners' Capital........................ 2

Statement of Operations....................................................... 3

Statement of Changes in Partners' Capital - Net Assets........................ 4

Notes to Financial Statements................................................. 5

Schedule of Portfolio Investments.............................................13

Schedule of Securities Sold, NotYet Purchased.................................20

Schedule of Written Options...................................................22

[LOGO]

ERNST & YOUNG   | | ERNST & YOUNG LLP                       | | Phone: (212) 773
                    5 Times Square                              www.ey.com
                    New York, New York 10036-6530


                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
  Troon Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Troon Partners, L.P. (the "Partnership"), including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in partners' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Troon Partners, L.P. at December 31, 2002, the results of its operations for the year then ended, and the changes in its partners' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                        /S/ ERNST & YOUNG LLP


February 7, 2003


                    A Member Practice of Ernst & Young Global

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
-----------------------------------------------------------------------------------

                                                                  DECEMBER 31, 2002

ASSETS

Investments in securities, at market (cost - $98,145)                      $101,082
Cash and cash equivalents                                                    21,749
Due from broker                                                               4,773
Receivable for investment securities sold                                       435
Dividends receivable                                                             70
Interest receivable                                                              10
                                                                           --------
       TOTAL ASSETS                                                         128,119
                                                                           --------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $4,889)             4,781
Options written, at market (premiums - $1)                                        0
Withdrawals payable                                                          27,102
Payable for investment securities purchased                                     333
Management fees payable                                                         110
Dividends payable on securities sold, not yet purchased                          10
Interest payable                                                                  3
Accrued expenses                                                                261
                                                                           --------
       TOTAL LIABILITIES                                                     32,600
                                                                           --------
             NET ASSETS                                                    $ 95,519
                                                                           ========
PARTNERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                  $ 92,473
Net unrealized appreciation on investments                                    3,046
                                                                           --------
       PARTNERS' CAPITAL - NET ASSETS                                      $ 95,519
                                                                           ========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED
                                                                               DECEMBER 31, 2002
INVESTMENT INCOME
    Dividends, net of withholding tax of $3                                         $    763
    Interest                                                                              80
                                                                                    --------
                                                                                         843
                                                                                    --------
EXPENSES
       Management fees                                                                 1,522
       Professional fees                                                                 261
       Administration fees                                                               211
       Insurance expense                                                                 113
       Custodian fees                                                                     93
       Dividends on securities sold, not yet purchased                                    30
       Individual General Partners' fees and expenses                                     24
       Prime broker fees                                                                  12
       Interest expense                                                                   12
       Amortization of organizational costs                                                6
       Miscellaneous                                                                       6
                                                                                    --------
          TOTAL EXPENSES                                                               2,290
                                                                                    --------
          NET INVESTMENT LOSS                                                         (1,447)
                                                                                    --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    REALIZED LOSS ON INVESTMENTS:
       Investment securities                                                         (54,626)
       Purchased options                                                              (2,112)
       Securities sold, not yet purchased                                             (1,051)
                                                                                    --------
          NET REALIZED LOSS ON INVESTMENTS                                           (57,789)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                             (15,773)
                                                                                    --------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                            (73,562)
                                                                                    --------
          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES          $(75,009)
                                                                                    ========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
---------------------------------------------------------------------------------------------------

                                                        GENERAL          LIMITED
                                                        PARTNER          PARTNERS           TOTAL
                                                        -------          --------          --------
PARTNERS' CAPITAL, DECEMBER 31, 2000                    $13,022          $338,865          $351,887

FROM INVESTMENT ACTIVITIES
        Net investment income (loss)                         10            (2,678)           (2,668)
        Net realized loss on investments                 (2,066)          (54,691)          (56,757)
        Net change in unrealized appreciation on
               investments                               (1,204)          (31,696)          (32,900)
                                                        -------          --------          --------
        DECREASE IN PARTNERS' CAPITAL
             DERIVED FROM INVESTMENT ACTIVITIES          (3,260)          (89,065)          (92,325)

PARTNERS' CAPITAL TRANSACTIONS
        Capital contributions                                --             5,354             5,354
        Capital withdrawals                              (4,114)          (38,966)          (43,080)
        DECREASE IN PARTNERS' CAPITAL
                                                        -------          --------          --------
             DERIVED FROM CAPITAL TRANSACTIONS           (4,114)          (33,612)          (37,726)

PARTNERS' CAPITAL, DECEMBER 31, 2001                    $ 5,648          $216,188          $221,836
                                                        =======          ========          ========
FROM INVESTMENT ACTIVITIES
        Net investment income (loss)                          2            (1,449)           (1,447)
        Net realized loss on investments                 (1,558)          (56,231)          (57,789)
        Net change in unrealized appreciation on
               investments                                 (339)          (15,434)          (15,773)
        DECREASE IN PARTNERS' CAPITAL
                                                        -------          --------          --------
             DERIVED FROM INVESTMENT ACTIVITIES          (1,895)          (73,114)          (75,009)

PARTNERS' CAPITAL TRANSACTIONS
        Capital contributions                                --               400               400
        Capital withdrawals                              (2,000)          (49,708)          (51,708)
                                                        -------          --------          --------
        DECREASE IN PARTNERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS           (2,000)          (49,308)          (51,308)

PARTNERS' CAPITAL, DECEMBER 31, 2002                    $ 1,753          $ 93,766          $ 95,519
                                                        =======          ========          ========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited Partnership Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, and in options, bonds and other fixed-income securities of U.S. issuers.

         There are four Individual General Partners who serve as governing board of the Partnership and a Manager. The Manager is Troon Management, L.L.C., (the "Manager") whose principal members are CIBC World Markets Corp. ("CIBC WM") and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A. REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The
         Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C. ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization were being amortized over a 60-month period beginning with the commencement of operations, February 27, 1997 and ending February 28, 2002.

         D. CASH EQUIVALENTS

         The Partnership treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, $21,749,108 in cash equivalents was held at PNC Bank.

         E. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

         The Partnership has reclassified ($1,447,126) and ($57,789,625) from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Partnership's partners and had no effect on net assets.

         F. RECLASSIFICATIONS

         Certain of the amounts presented in the statement of changes in partners' capital - net assets for the year ended December 31, 2001 have been reclassified to conform to the current year's presentation.


     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of 0.08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 2002, CIBC WM earned $7,089 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Net profits or net losses of the Partnership for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Partners as of the last day of each fiscal period in accordance with Partners' respective partnership percentages for the fiscal period. At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. During the year ended December 31, 2002, there was no incentive allocation to the Manager.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner, Howard
         M. Singer is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2002, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $23,562.

         PFPC Trust Company (the "Custodian") serves as custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership  and  in  that  capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2002, amounted to $165,789,346 and $256,764,846, respectively.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, net unrealized appreciation on investments was $3,046,158, consisting of $24,065,205 gross unrealized appreciation and $21,019,047 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of December 31, 2002.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2002, the average daily amount of such borrowings was $99,200, and the daily weighted average annualized interest rate was 2.56%. The Partnership had no outstanding margin borrowings as of December 31, 2002.


     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2002, transactions in purchased options were as follows:

                                                       CALL OPTIONS                                   PUT OPTIONS
                                            ----------------------------------            ---------------------------------
                                               NUMBER                                         NUMBER
                                            OF CONTRACTS              COST                OF CONTRACTS              COST
                                            ------------           -----------            -----------          ------------

        Beginning balance                          800             $   401,776                  560            $    195,760
        Options purchased                       18,206               8,375,230               37,660              20,259,312
        Options closed                         (16,723)             (8,447,114)             (34,151)            (18,795,279)
        Options expired                         (2,128)               (297,552)              (3,448)             (1,330,501)
                                               -------             -----------              -------            ------------
        Options outstanding at
          December 31, 2002                        155             $    32,340                  621            $    329,292
                                               =======             ===========              =======            ============

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         During the year ended December 31, 2002, transactions in written options were as follows:

                                                          CALL OPTIONS
                                               ---------------------------------
                                                  NUMBER               AMOUNT OF
                                               OF CONTRACTS             PREMIUM
                                               ------------            ---------
             Beginning balance                        0                  $  0
             Options written                         22                   717
             Options closed                           0                     0
             Options expired                         (1)                   (4)
                                                     --                  ----
             Options outstanding at
             December 31, 2002                       21                  $713
                                                     ==                  ====

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------


     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each year indicated:


                                              YEAR ENDED           YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 2002     DECEMBER 31, 2001    DECEMBER 31, 2000
                                          -----------------     -----------------    -----------------

      Net Assets, end of period (000)        $  95,519              $221,836             $351,887
      Ratio of net investment loss to
         average net assets                     (0.93%)               (0.88%)              (0.96%)
      Ratio of expenses to average
         net assets                              1.47%                 1.38%                1.34%
      Portfolio turnover                       107.46%                59.90%               88.57%
      Total return*                            (34.21%)              (25.89%)             (44.75%)
      Average debt ratio                         0.06%                 0.13%                0.51%


                                               YEAR ENDED          YEAR ENDED
                                            DECEMBER 31, 1999   DECEMBER 31, 1998
                                            -----------------   -----------------

      Net Assets, end of period (000)           $564,483             $202,972
      Ratio of net investment loss to
         average net assets                       (0.73%)              (0.30%)
      Ratio of expenses to average
         net assets                                1.24%                1.50%
      Portfolio turnover                          79.26%               72.00%
      Total return*                               96.43%               29.87%
      Average debt ratio                           1.03%                1.06%

* Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day of the year and a sale of the Partnership interest on the last day of the year noted, net of incentive allocation to the Manager, if any.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------


     8.  SUBSEQUENT EVENTS

         Effective January 1, 2003, the Partnership received initial and additional capital contributions from Limited Partners of $55,000.

         Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co., Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into an agreement pursuant to which Fahnestock & Co. agreed to acquire the investment fund management business of CIBC WM (the "Transaction"), including its ownership interests in, and control of, Troon Management, L.L.C., the investment adviser of the Partnership (the "Manager"). In connection with the Transaction, CIBC WM will cease to serve as the managing member of the Manager and will be replaced by Oppenheimer Asset Management Inc. (or an affiliate thereof) (the "Managing Member"), an affiliate of Fahnestock. In addition, CIBC WM will cease to serve as the Partnership's placement agent and will cease to provide management and administrative services to the Partnership. Pursuant to separate written agreements, Fahnestock & Co will replace CIBC WM in such capacities. The Act and the Partnership's Second Amended and Restated Limited Partnership Agreement (the "Partnership Agreement") provide that the change in control of the Manager resulting from the Transaction will constitute an "assignment" of the currently effective investment advisory arrangements between the Manager and the Partnership. As required by the 1940 Act, such an assignment will result in the automatic termination of those arrangements. In anticipation of the consummation of the Transaction and to provide continuity in investment advisory services to the Partnership, the Individual General Partners of the Partnership (the "IGPs"), at a meeting held on January 24, 2003, unanimously approved the provisions contained in a proposed amendment (the "Amendment") to the Partnership Agreement that would become effective upon the consummation of the Transaction, subject to the approval of the Limited Partners, who are expected to vote on this proposal in the first half of 2003. The IGPs also unanimously approved the provisions contained in the Amendment which will allow Fahnestock & Co., pursuant to a separate written agreement, to provide management and administrative services to the Partnership and to receive a fee from the Partnership for the provision of those services.

         At the meeting of the IGPs held on January 24, 2003, subject to receipt of the requisite approval of Limited Partners, who are expected to vote on these proposals in the first half of 2003: (i) the IGPs unanimously approved the conversion of the Partnership from a Delaware limited partnership to a Delaware limited liability company to be named Troon Fund, L.L.C. (the "Conversion"); and (ii) the IGPs nominated four persons to serve as IGPs of the Partnership or, if the Conversion is approved by the Limited Partners, to serve as members of the Board of Managers of Troon Fund, L.L.C.

         The fees charged to the Partnership and the Limited Partners will not change as a result of the Transaction or the Conversion. The Transaction will not otherwise affect any rights, privileges or obligations of the Limited Partners. In addition, neither the Transaction nor the Conversion will have any tax consequences to any Limited Partner or the Partnership.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    INVESTMENT IN SECURITIES - 105.82%
                       COMMON STOCK - 104.02%
                       UNITED STATES - 104.02%
                       AIRLINES - 0.28%
        21,836           Delta Air Lines, Inc.                                               $    264,216
                                                                                             ------------
                       APPLICATIONS SOFTWARE - 2.09%
        38,575           Microsoft Corp.*                                                       1,994,328
                                                                                             ------------
                       BROADCASTING SERVICES / PROGRAMMING - 16.23%
       234,308           Fox Entertainment Group, Inc., Class A*                                6,075,606
     1,033,184           Liberty Media Corp., Class A*                                          9,236,664
        83,314           UnitedGlobalCom, Inc., Class A*                                          199,954
                                                                                             ------------
                                                                                               15,512,224
                                                                                             ------------
                       BUSINESS - TO - BUSINESS / E-COMMERCE - 0.17%
        25,089           FreeMarkets, Inc.*                                                       161,548
                                                                                             ------------
                       CABLE TELEVISION - 15.33%
        58,383           Cablevision Systems - NY Group, Class A*                                 977,331
       161,746           Comcast Corp., Class A*                                    (b)         3,812,342
       165,059           Comcast Corp., Special Class A*                                        3,728,683
       215,747           Cox Communications, Inc., Class A*                                     6,127,214
                                                                                             ------------
                                                                                               14,645,570
                                                                                             ------------
                       CASINO HOTELS - 0.14%
         9,889           Wynn Resorts, Ltd.*                                                      129,645
                                                                                             ------------
                       CASINO SERVICES - 2.05%
        25,757           International Game Technology*                                         1,955,471
                                                                                             ------------
                       CELLULAR TELECOMMUNICATIONS - 0.84%
       122,918           Sprint Corp., (PCS Group)                                                538,381
        14,814           Vodafone Group PLC - Sponsored ADR                                       268,430
                                                                                             ------------
                                                                                                  806,811
                                                                                             ------------
                       COMMERCIAL SERVICES - FINANCE - 0.24%
        14,650           Concord EFS, Inc.*                                                       230,591
                                                                                             ------------
                       COMPUTER SERVICES - 0.25%
        13,174           Electronic Data Systems Corp.                                            242,797
                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    UNITED STATES (CONTINUED)
                       COMPUTERS - 4.82%
       149,130           Dell Computer Corp.*                                                $  3,987,736
         7,967           International Business Machines Corp.                                    617,443
                                                                                             ------------
                                                                                                4,605,179
                                                                                             ------------
                       COMPUTERS - INTEGRATED SYSTEMS - 0.01%
           694           McDATA Corp., Class A*                                                     4,927
                                                                                             ------------
                       COMPUTERS - MEMORY DEVICES - 0.91%
        51,780           EMC Corp./Mass*                                                          317,929
        35,296           VERITAS Software Corp.*                                                  551,324
                                                                                             ------------
                                                                                                  869,253
                                                                                             ------------
                       CONTAINERS - PAPER / PLASTIC - 0.49%
        12,439           Sealed Air Corp.*                                                        463,975
                                                                                             ------------
                       DATA PROCESSING / MANAGEMENT - 1.36%
        31,497           Automatic Data Processing, Inc.                                        1,236,257
         1,797           First Data Corp.                                                          63,632
                                                                                             ------------
                                                                                                1,299,889
                                                                                             ------------
                       DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 3.10%
       282,252           Cendant Corp.*                                                         2,958,001
                                                                                             ------------
                       E-COMMERCE / PRODUCTS - 1.40%
        70,580           Amazon.com, Inc.*                                            (b)       1,333,256
                                                                                             ------------
                       E-COMMERCE / SERVICES - 4.47%
        21,891           eBay, Inc.*                                                            1,484,648
        22,941           Expedia, Inc., Class A*                                                1,535,441
       109,399           HomeStore, Inc.*                                                          92,989
        52,518           Ticketmaster, Class B*                                                 1,114,432
         4,724           WebMD Corp.*                                                              40,390
                                                                                             ------------
                                                                                                4,267,900
                                                                                             ------------

                       ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.04%
        10,295           Applied Micro Circuits Corp.*                                             37,989
                                                                                             ------------
                       ENTERPRISE SOFTWARE - SERVICES - 1.81%
       150,321           BEA Systems, Inc.*                                                     1,724,182
                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    UNITED STATES (CONTINUED)
                       FINANCE - INVESTMENT BANKER / BROKER - 6.36%
        89,323           Charles Schwab Corp.                                                $    969,155
        46,107           Goldman Sachs Group, Inc.                                              3,139,886
        14,944           Merrill Lynch & Co., Inc.                                                567,125
        34,933           Morgan Stanley                                                         1,394,524
                                                                                             ------------
                                                                                                6,070,690
                                                                                             ------------
                       HOTELS & MOTELS - 0.69%
        27,827           Starwood Hotels & Resorts Worldwide, Inc.                                660,613
                                                                                             ------------
                       INTERNET INFRASTRUCTURE SOFTWARE - 0.04%
        21,108           Openwave Systems, Inc.*                                                   42,216
                                                                                             ------------
                       INTERNET SECURITY - 1.35%
        48,092           Check Point Software Technologies Ltd*                                   623,753
         7,735           Symantec Corp.*                                                          313,345
        44,113           VeriSign, Inc.*                                                          353,786
                                                                                             ------------
                                                                                                1,290,884
                                                                                             ------------
                       MEDICAL - BIOMEDICAL / GENETICS - 1.38%
        27,341           Amgen Inc.*                                                            1,321,664
                                                                                             ------------
                       MEDICAL - DRUGS - 0.45%
         9,944           MedImmune, Inc.*                                                         270,178
         3,826           Pharmacia Corp.                                                          159,927
                                                                                             ------------
                                                                                                  430,105
                                                                                             ------------
                       MEDICAL - HMO - 0.16%
         4,184           Oxford Health Plans, Inc.*                                               152,507
                                                                                             ------------
                       MULTI - LINE INSURANCE - 1.41%
        23,218           American International Group, Inc.                                     1,343,161
                                                                                             ------------
                       MULTIMEDIA - 8.61%
       313,043           AOL Time Warner Inc.*                                        (a)       4,100,862
       214,526           Gemstar-TV Guide International, Inc.*                                    697,210
        56,008           The News Corp. Ltd - Sponsored ADR                                     1,470,210
        30,416           Viacom, Inc. Class B*                                                  1,239,756
        43,881           The Walt Disney Co.                                          (b)         715,699
                                                                                             ------------
                                                                                                8,223,737
                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    UNITED STATES (CONTINUED)
                       NETWORKING PRODUCTS - 2.32%
       169,146           Cisco Systems, Inc.*                                                $  2,215,813
                                                                                             ------------
                       OIL COMPANIES - EXPLORATION & PRODUCTION - 0.01%
         1,266           Plains Exploration & Production Co.*                                      12,344
                                                                                             ------------
                       RACETRACKS - 0.09%
        13,109           Magna Entertainment Corp., Class A*                                       81,276
                                                                                             ------------
                       RADIO - 0.56%
        25,827           Hispanic Broadcasting Corp.*                                             530,745
                                                                                             ------------
                       REITS - DIVERSIFIED - 0.00%
           657           Golf Trust of America, Inc.                                                  887
                                                                                             ------------
                       REITS - OFFICE PROPERTY - 1.75%
        45,297           Boston Properties, Inc.                                                1,669,647
                                                                                             ------------
                       RETAIL - AUTOMOBILE - 1.51%
        49,398           AutoNation, Inc.*                                                        620,439
        19,578           CarMax, Inc.*                                                            350,055
        38,203           United Auto Group, Inc.*                                                 476,391
                                                                                             ------------
                                                                                                1,446,885
                                                                                             ------------
                       RETAIL - DISCOUNT - 1.44%
        27,190           Wal-Mart Stores, Inc.                                                  1,373,367
                                                                                             ------------
                      RETAIL - REGIONAL DEPARTMENT STORES - 1.57%
        26,761           Kohl's Corp.*                                                          1,497,278
                                                                                             ------------
                      RETAIL - RESTAURANTS - 0.19%
         9,070           Starbucks Corp.*                                                         184,847
                                                                                             ------------
                      SATELLITE TELCOMMUNICATIONS - 0.47%
        20,160           EchoStar Communications Corp., Class A*                                  448,762
                                                                                             ------------
                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.30%
        40,837           Taiwan Semiconductor Manufacturing Co. Ltd -
                            Sponsored ADR (Taiwan)*                                               287,901
                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                     COMMON STOCK (CONTINUED)
                     UNITED STATES (CONTINUED)
                       TELECOMMUNICATION SERVICES - 0.24%
        28,460           GT Group Telecom, Inc., Class B*                                    $          3
       108,644           Time Warner Telecom, Inc., Class A*                                      229,238
                                                                                             ------------
                                                                                                  229,241
                                                                                             ------------
                       TELEVISION - 1.17%
        45,791           Univision Communications, Inc., Class A*                               1,121,880
                                                                                             ------------
                       TRAVEL SERVICES - 3.33%
       138,806           USA Interactive, Inc.*                                                 3,181,434
                                                                                             ------------
                       WEB PORTALS / ISP - 2.70%
       157,482           Yahoo!, Inc.*                                                          2,574,831
                                                                                             ------------
                       WIRELESS EQUIPMENT - 9.89%
        12,308           American Tower Corp., Class A*                                            43,447
       258,478           QUALCOMM, Inc.*                                                        9,406,014
                                                                                             ------------
                                                                                                9,449,461
                                                                                             ------------
                         TOTAL UNITED STATES COMMON STOCK (COST $95,486,736)                   99,349,928
                                                                                             ============
                     CANADA - 0.00%
                     OIL COMPANIES - EXPLORATION & PRODUCTION - 0.00%

           621           Rio Alto Resources International, Inc.*                                      283
                                                                                             ------------
                         TOTAL CANADA COMMON STOCK (COST $1,615)                                      283
                                                                                             ============
                         TOTAL COMMON STOCK (COST $95,488,351)                                 99,350,211
                                                                                             ============

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    PREFERRED STOCK - 1.29%
                    UNITED STATES - 1.29%
                       MULTIMEDIA - 1.29%
        54,517           The News Corp. Ltd - Sponsored ADR                                  $  1,234,810
                                                                                             ------------
                       TOTAL PREFERRED STOCK (COST $2,146,832)                                  1,234,810
                                                                                             ============
   FACE AMOUNT
                    CONVERTIBLE BONDS - 0.10%
                    UNITED STATES - 0.10%
                       BROADCASTING SERVICES / PROGRAMMING - 0.04%
       $62,000           Liberty Media Corp., 3.75%, 02/15/30                                      32,007
                                                                                             ------------
                       CELLULAR TELECOMMUNICATIONS - 0.01%
        21,000           Crown Castle International Corp., 10.375%, 05/15/11                       13,650
                                                                                             ------------
                       ELECTRONICS - MILITARY - 0.03%
        21,000           L-3 Communications Holdings, Inc., 5.25%, 06/01/09                        26,933
                                                                                             ------------
                       WIRELESS EQUIPMENT - 0.02%
        31,000           Aether Systems, Inc., 6.00%, 03/25/05                                     23,831
                                                                                             ------------
                       TOTAL CONVERTIBLE BONDS (COST $85,239)                                $     96,421
                                                                                             ============
                    U.S. TREASURY OBLIGATIONS - 0.07%
                    U.S. TREASURY NOTES - 0.07%
        10,000           U.S. Treasury Note, 4.375%, 05/15/07                                      10,738
        52,000           U.S. Treasury Note, 5.00%, 08/15/11                                       57,022
                                                                                             ------------
                      TOTAL U.S. TREASURY OBLIGATIONS (COST $62,752)                               67,760
                                                                                             ============

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                           DECEMBER 31, 2002
     CONTRACTS                                                                               MARKET VALUE
              PURCHASED OPTIONS - 0.34%
                UNITED STATES - .34%
                       CALL OPTIONS - 0.02%
                       MULTIMEDIA - 0.02%
           150           Walt Disney Co., 01/18/03, $15.00                                   $     21,000
                                                                                             ------------
                       OIL - FIELD SERVICES - 0.00%
             5           Halliburton Co., 01/17/04, $17.50                                          2,050
                                                                                             ------------
                         TOTAL CALL OPTIONS (COST $32,340)                                         23,050
                                                                                             ============
                       PUT OPTIONS - 0.32%
                       CABLE TELEVISION - 0.03%
             3           Comcast Corp., Class A, 01/18/03, $35.00                                   3,360
            18           Comcast Corp., Class A, 01/18/03, $40.00                                  28,980
                                                                                             ------------
                                                                                                   32,340
                                                                                             ------------
                       E-COMMERCE / PRODUCTS - 0.04%
            75           Amazon.com, Inc., 01/18/03, $25.00                                        40,500
                                                                                             ------------
                       INDEX - 0.04%
           150           S & P 100 Index, 01/18/03, $410.00*                                       37,500
                                                                                             ------------
                       RETAIL - MAJOR DEPARTMENT STORES - 0.10%
           150           Sears, Roebuck & Co., 01/18/03, $30.00                                    91,500
                                                                                             ------------
                       RETAIL - TOY STORE - 0.11%
           225           Toys "R" Us, Inc., 01/18/03, $15.00                                      108,000
                                                                                             ------------
                         TOTAL PUT OPTIONS (COST $329,292)                                        309,840
                                                                                             ============
                         TOTAL PURCHASED OPTIONS (COST $361,632)                                  332,890
                                                                                             ------------
                         TOTAL INVESTMENTS IN SECURITIES (COST $98,144,806) - 105.82%         101,082,092
                                                                                             ------------
                         LIABILITIES IN EXCESS OF OTHER ASSETS - (5.82%)**                     (5,563,039)
                                                                                             ------------
                         NET ASSETS - 100.00%                                                $ 95,519,053
                                                                                             ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.

(b) Security  held in  connection  with an open put or call option  contract.

*   Non-income producing security.

** INCLUDES $21,749,108 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 22.77% OF NET ASSETS.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.


SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
------------------------------------------------------------------------------------------------------------

                                                                                           DECEMBER 31, 2002
     SHARES                                                                                   MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED - (5.01%)
                    COMMON STOCKS - (4.91%)
                       UNITED STATES - (4.91%)
                       COMPUTERS - INTEGRATED SYSTEMS - (0.02%)
           694           McDATA Corp., Class B*                                              $     (4,880)
                                                                                             ------------
                       ELECTRONICS - MILITARY - (0.02%)
           508           L-3 Communications Holdings, Inc.                                        (22,814)
                                                                                             ------------
                       ENTERTAINMENT SOFTWARE - (1.56%)
        30,000           Electronic Arts, Inc.                                                 (1,493,100)
                                                                                             ------------
                       MEDICAL - DRUGS - (0.17%)
         5,355           Pfizer, Inc.                                                            (163,702)
                                                                                             ------------
                       OIL COMPANIES - EXPLORATION & PRODUCTION - (0.01%)
           256           Berry Petroleum Co., Class A                                              (4,365)
           195           Denbury Resources, Inc.                                                   (2,203)
           276           Nuevo Energy Co.                                                          (3,064)
            67           Ocean Energy, Inc.                                                        (1,338)
                                                                                             ------------
                                                                                                  (10,970)
                                                                                             ------------
                       REGISTERED INVESTMENT COMPANIES - (2.65%)
        22,500           Nasdaq - 100 Index Tracking Stock                                       (548,325)
        22,500           SPDR Trust Series 1                                          (b)      (1,985,175)
                                                                                             ------------
                                                                                               (2,533,500)
                                                                                             ------------
                       RETAIL - MAJOR DEPARTMENT STORES - (0.48%)
        19,130           Sears, Roebuck & Co.                                         (b)        (458,163)
                                                                                             ------------
                         TOTAL COMMON STOCKS (PROCEEDS $4,808,344)                             (4,687,129)
                                                                                             ============
   FACE AMOUNT
                    CONVERTIBLE BONDS - (0.10%)
                       BROADCASTING SERVICES / PROGRAMMING - (0.07%)
       $62,000           Liberty Media Corp., 8.25%, 02/01/30                                     (65,207)
                                                                                             ------------
                       CELLULAR TELECOMMUNICATIONS - (0.02%)
        21,000           Crown Castle International Corp., 9.375%, 08/01/11                       (17,430)
                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.


SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                            DECEMBER 31, 2002
     FACE AMOUNT                                                                               MARKET VALUE
                    CONVERTIBLE BONDS (CONTINUED)
                       DIVERSIFIED FINANCIAL SERVICES - (0.01%)
       $10,000           General Electric Capital Corp., 6.50%, 11/01/06                     $    (11,087)
                                                                                             ------------
                         TOTAL CONVERTIBLE BONDS  (PROCEEDS $80,893)                              (93,724)
                                                                                             ============
                         TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
                         $4,889,237)                                                         $ (4,780,853)
                                                                                             ============

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2002
     CONTRACTS                                                                                  MARKET VALUE
                    WRITTEN CALL OPTIONS - 0.00%
                       CABLE TELEVISION - 0.00%
             3           Comcast Corp., Class A, 01/18/03, $35.00                                   $ (45)
            18           Comcast Corp., Class A, 01/18/03, $40.00                                    (180)
                                                                                                    -----
                         TOTAL WRITTEN CALL OPTIONS (PREMIUMS $713)                                 $(225)
                                                                                                    =====


The accompanying notes are an integral part of these financial statements.

                       This page is intentionally blank.

TROON PARTNERS, L.P.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information   pertaining  to  the  Individual  General  Partners  (IGP)  of  the
Partnership is set forth below.

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                                         TERM OF OFFICE
 NAME, AGE, ADDRESS AND POSITION(S)      AND LENGTH OF                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
          WITH THE COMPANY                TIME SERVED                             OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER

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                                               INDEPENDENT INDIVIDUAL GENERAL PARTNERS
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
Sol Gittleman, 68                         Indefinite;                           Mr.  Gittleman is  currently  the Alice and Nathan
Ballou Hall                             Since Inception                         Gantcher University Professor at Tufts University,
Tufts University                                                                having  previously served as Senior Vice President
Medford, MA 02155                                                               and Provost of Tufts University from 1981-2001. He
Manager                                                                         is  currently  a  Director/Manager/Trustee  of six
                                                                                other funds advised by the  Investment  Adviser or
                                                                                its affiliates.
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Luis Rubio, 47                            Indefinite;                           Dr. Rubio is President of Centro de  Investigation
Centro de Investigacion                 Since Inception                         Para  el  Desarrollo,  A.C.  (Center  of  Research
Para el Desarrollo, A.C.                                                        Development),  an Adjunct Fellow of the Center for
Jaime  Balmes No. 11, D - 2                                                     Strategic and International  Studies,  a Member of
Los Morales Polanco                                                             the  Advisory  Board of the  National  Council  of
Mexico D. F. 11510                                                              Science and Technology of Mexico and a Director of
Manager                                                                         the Human Rights  Commission of Mexico City. He is
                                                                                currently  a  Director/Manager/Trustee  of fifteen
                                                                                other funds advised by the  Investment  Adviser or
                                                                                its affiliates,  including the Offshore Fund. From
                                                                                1991 to 1993,  Dr.  Rubio was a Director  of Banco
                                                                                National de Mexico S.A.
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Janet L. Schinderman, 51                  Indefinite;                           Ms.   Schinderman  has  been  Associate  Dean  for
Columbia Business School                Since Inception                         Special  Projects  and  Secretary  to the Board of
Office of the Dean                                                              Overseers at Columbia  Business School of Columbia
101 Uris Hall                                                                   University  since  1990.  From  1987 to 1990,  she
Columbia University                                                             served as Executive  Assistant to the President at
New York, NY 10027                                                              the   Illinois   Institute  of   Technology.   Ms.
Manager                                                                         Schinderman         is         currently         a
                                                                                Director/Manager/Trustee   of  five  other   funds
                                                                                advised   by  the   Investment   Adviser   or  its
                                                                                affiliates.
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                                             INTERESTED INDIVIDUAL GENERAL PARTNER
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Howard M. Singer, 39                      Indefinite;                           Mr.   Singer  is  a   Managing   Director,   Asset
CIBC World Markets Corp.               2/9/00 to Present                        Management  Division,  CIBC World  Markets.  He is
622 Third Avenue, 8th Floor                                                     also a  Director/Manager/Trustee  of eleven  other
New York, NY 10017                                                              funds  advised  by the  Investment  Adviser of its
Principal Manager                                                               affiliates.
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

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